Expense Example, No Redemption - PIMCO National Intermediate Municipal Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	305	475	659	1,193	132	412	713	1,568